Income Taxes - Components of Deferred Tax Assets and Liabilities (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 0.1	$ 0.0